United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/2013

Date of Reporting Period: Quarter ended 11/30/2012

Item 1. Schedule of Investments

Federated Government Income Securities, Inc.
Portfolio of Investments
November 30, 2012 (unaudited)
Principal Amount			Value
		U.S. Treasury—12.0%
		U.S. Treasury Bonds—4.9%
$4,000,000		3.750%, 8/15/2041	$4,805,875
3,750,000		4.375%, 5/15/2040	4,985,449
6,250,000		6.000%, 2/15/2026	9,183,594
		TOTAL	18,974,918
		U.S. Treasury Notes—7.1%
5,000,000		0.875%, 12/31/2016	5,079,883
4,500,000	[1]	2.625%, 6/30/2014	4,667,818
3,000,000		2.750%, 2/15/2019	3,340,875
4,000,000		3.125%, 5/15/2021	4,579,531
8,909,870		U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	9,385,504
		TOTAL	27,053,611
		TOTAL U.S. TREASURY (IDENTIFIED COST $41,394,352)	46,028,529
		GOVERNMENT AGENCIES—6.2%
		Federal Home Loan Mortgage Corporation—6.2%
7,000,000		2.375%, 1/13/2022	7,396,082
13,000,000		3.000%, 7/28/2014	13,583,299
2,500,000		5.625%, 11/23/2035	2,866,159
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $22,424,450)	23,845,540
		Mortgage-Backed Securities—49.5%
		Federal Home Loan Mortgage Corporation—17.9%
9,409,123		3.500%, 6/1/2032 - 7/1/2042	10,118,549
4,584,345		4.000%, 2/1/2042	4,905,763
18,146,491		4.500%, 4/1/2024 - 4/1/2041	19,440,507
14,344,818		5.000%, 7/1/2019 - 7/1/2040	15,509,655
10,738,846		5.500%, 4/1/2021 - 11/1/2037	11,767,104
999,790		6.000%, 4/1/2036	1,097,784
4,909,587		7.000%, 9/1/2030 - 4/1/2032	5,617,440
119,838		7.500%, 3/1/2014 - 12/1/2015	127,186
222,532		8.000%, 2/1/2031	262,672
		TOTAL	68,846,660
		Federal National Mortgage Association—30.2%
6,888,651		3.000%, 6/1/2032 - 11/1/2042	7,251,272
26,379,766	[2]	3.500%, 1/1/2021 - 12/1/2042	28,120,697
28,195,919	[2]	4.000%, 8/1/2040 - 12/1/2042	30,529,065
21,773,822		4.500%, 12/1/2019 - 12/1/2041	23,469,152
3,575,365		5.000%, 12/1/2023 - 7/1/2034	3,889,978
10,474,196		5.500%, 9/1/2034 - 4/1/2036	11,446,149
9,032,222		6.000%, 5/1/2016 - 11/1/2037	9,975,210
401,412		7.000%, 1/1/2031 - 3/1/2032	459,731
764,819		7.500%, 7/1/2028 - 2/1/2030	899,852
146,972		8.000%, 2/1/2030 - 1/1/2031	174,420
		TOTAL	116,215,526
		Government National Mortgage Association—1.4%
4,000,000	[2]	3.500%, 12/1/2042	4,352,734

Principal Amount			Value
		Mortgage-Backed Securities—continued
		Government National Mortgage Association—continued
$91,310		5.500%, 12/20/2014 - 5/20/2018	$97,975
52,342		6.000%, 12/15/2013 - 5/15/2024	57,030
14,841		6.500%, 9/15/2013 - 5/20/2016	15,577
128,150		7.000%, 4/20/2016 - 10/15/2028	147,609
127,072		7.500%, 7/15/2029 - 1/15/2031	148,169
20,086		8.000%, 6/15/2017	22,127
81,221		8.500%, 12/15/2029 - 2/15/2030	96,208
117,395		10.500%, 3/15/2016	126,630
68,399		11.000%, 7/15/2013 - 10/15/2019	74,923
98,601		12.000%, 8/15/2013 - 1/15/2016	103,451
35,747		12.500%, 10/15/2013 - 5/15/2015	37,539
5,669		13.000%, 11/15/2014	6,035
		TOTAL	5,286,007
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $180,029,280)	190,348,193
		Collateralized Mortgage Obligations—21.0%
758,205		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	665,172
4,640,006	[3,4]	Credit Suisse Mortgage Capital Certificate 2012-CIM2, Class A1, 3.000%, 6/25/2042	4,683,919
1,487,104		Federal Home Loan Mortgage Corp. REMIC 3331 FC, 0.638%, 6/15/2037	1,493,855
4,969,697		Federal Home Loan Mortgage Corp. REMIC K010 A1, 3.320%, 7/25/2020	5,422,815
8,000,000		Federal Home Loan Mortgage Corp. REMIC K015 A2, 3.230%, 7/25/2021	8,866,235
8,000,000		Federal Home Loan Mortgage Corp. REMIC K016 A2, 2.968%, 10/25/2021	8,604,633
4,084,422		Federal Home Loan Mortgage Corp. REMIC K017 A1, 1.891%, 12/25/2020	4,249,168
5,500,000		Federal Home Loan Mortgage Corp. REMIC K703 A2, 2.699%, 5/25/2018	5,955,941
4,140,000		Federal Home Loan Mortgage Corp. REMIC K704 A2, 2.412%, 8/25/2018	4,399,400
4,705,130		Federal National Mortgage Association REMIC 2010-M6 A1, 2.210%, 9/25/2020	4,928,309
8,000,000		Federal National Mortgage Association REMIC 2011-M7 A2, 2.578%, 9/25/2018	8,549,166
3,300,000		Federal National Mortgage Association REMIC 2011-M8 A2, 2.922%, 8/25/2021	3,502,512
6,619,713		Federal National Mortgage Association REMIC 2012-M1 A1, 1.811%, 10/25/2021	6,824,604
1,481,312		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,467,729
2,130,820		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	2,022,047
300,089		Sequoia Mortgage Trust 2010-H1, Class A1, 3.750%, 2/25/2040	302,836
1,129,041		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	1,170,841
2,240,755		Sequoia Mortgage Trust 2011-2, Class A1, 3.900%, 9/25/2041	2,332,867
2,524,484		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	2,661,624
2,779,980		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	2,588,746
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $77,172,871)	80,692,419
		Commercial Mortgage-Backed Securities—9.7%
		Commercial Mortgage—9.7%
3,610,717	[3,4]	Commercial Mortgage Pass-Through Certificates 2010-C1, Class A1, 3.156%, 7/10/2046	3,813,860
3,500,000	[3,4]	DBUBS Mortgage Trust 2011-LC2A, Class A2, 3.386%, 7/10/2044	3,784,060
3,333,745	[3,4]	GS Mortgage Securities Corp. 2010-C2, Class A1, 3.849%, 12/10/2043	3,655,100
3,322,448	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C1, Class A1, 3.853%, 6/15/2043	3,545,489
3,030,820	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2010-C2, Class A1, 2.749%, 11/15/2043	3,184,871
3,000,000	[3,4]	JP Morgan Chase Commercial Mortgage Securities 2011-C4, Class A2, 3.341%, 7/15/2046	3,221,917
2,639,705		Morgan Stanley Capital I 2012-C4, Class A1, 1.085%, 3/15/2045	2,663,097
5,900,603		NCUA Guaranteed Notes 2010-C1, Class A1, 1.600%, 10/29/2020	6,018,025
5,000,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A2, 2.804%, 1/10/2045	5,294,258

Principal Amount			Value
		Commercial Mortgage-Backed Securities—continued
		Commercial Mortgage—continued
$2,000,000	[3,4]	WF-RBS Commercial Mortgage Trust 2011-C3, Class A2, 3.292%, 3/15/2044	$2,137,410
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $35,696,953)	37,318,087
		Repurchase Agreements—5.6%
5,279,000	[5]	Interest in $3,810,000,000 joint repurchase agreement 0.23%, dated 11/30/2012 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,810,073,025 on 12/3/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2042 and the market value of those underlying securities was $3,886,274,486.	5,279,000
4,345,000	[6]	Interest in $202,745,000 joint repurchase agreement 0.20%, dated 11/20/2012 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $202,778,791 on 12/20/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2042 and the market value of those underlying securities was $206,814,836.	4,345,000
11,766,000	[5,6]	Interest in $1,000,000,000 joint repurchase agreement 0.23%, dated 11/14/2012 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,178,889 on 12/12/2012. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/20/2042 and the market value of those underlying securities was $1,020,123,818.	11,766,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	21,390,000
		TOTAL INVESTMENTS—104.0% (IDENTIFIED COST $378,107,906)[7]	399,622,768
		OTHER ASSETS AND LIABILITIES - NET—(4.0)%[8]	(15,311,960)
		TOTAL NET ASSETS—100%	$384,310,808
At November 30, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
9U.S. Treasury Note 10-Year Short Futures	60	$8,018,438	March 2013	$(35,291)
The average notional value of short futures contracts held by the Fund throughout the period was $16,746,805. This is based on the amounts held as of each month-end throughout the nine month fiscal period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2012, these restricted securities amounted to $28,026,626, which represented 7.3% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At November 30, 2012, these liquid restricted securities amounted to $28,026,626, which represented 7.3% of total net assets.
5	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At November 30, 2012, the cost of investments for federal tax purposes was $378,107,906. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $21,514,862. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $21,852,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $338,013.
8	Assets, other than investments in securities, less liabilities.
9	Non-income producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2012.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
■	The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$—	$46,028,529	$—	$46,028,529
Government Agencies	—	23,845,540	—	23,845,540
Mortgage-Backed Securities	—	190,348,193	—	190,348,193
Collateralized Mortgage Obligations	—	80,692,419	—	80,692,419
Commercial Mortgaged-Backed Securities	—	37,318,087	—	37,318,087
Repurchase Agreements	—	21,390,000	—	21,390,000
TOTAL SECURITIES	$—	$399,622,768	$—	$399,622,768
OTHER FINANCIAL INSTRUMENTS*	$(35,291)	$—	$—	$(35,291)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date January 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date January 22, 2013